Business Acquisitions and Goodwill (Tables)	12 Months Ended
May 31, 2020
Business Acquisitions
Summary of goodwill acquired

	May 31, 2020	May 31, 2019
CannWay goodwill	$1,200	$1,200
Broken Coast goodwill	146,091	146,091
Nuuvera goodwill	377,221	377,221
LATAM goodwill	87,188	139,188
CC Pharma goodwill	6,146	6,146
Effect of foreign exchange	88	—

	$617,934	$669,846

LATAM Holdings Inc
Business Acquisitions
Summary of fair value of the assets acquired and the liabilities assumed at the acquisition date

	Note		Number of shares	Share price	Amount
Consideration paid
Shares issued	(i	)	15,678,310	$17.47	$273,900

Total consideration paid					$273,900

Net assets acquired
Current assets
Cash and cash equivalents					2,704
Accounts receivable					571
Prepaids and other current assets					106
Inventory					65
Long-term assets
Capital assets					494
Licences, permits & applications					123,956
Goodwill					189,188

Total assets					317,084
Current liabilities
Accounts payable and accrued liabilities					1,986
Income taxes payable					20
Long-term liabilities
Deferred tax liability					29,837

Total liabilities					31,843
Non-controlling interest					11,341

Total net assets acquired					$273,900

(i)	Share price based on the price of the shares on September 27 th , 2018.

CC Pharma GmbH
Business Acquisitions
Summary of fair value of the assets acquired and the liabilities assumed at the acquisition date

Amount
Consideration
Cash	$28,775
Contingent consideration	35,741

Total consideration	$64,516

Net assets acquired
Current assets
Cash and cash equivalents	7,237
Accounts receivable	33,989
Prepaids and other current assets	14,616
Inventory	28,352
Long-term assets
Capital assets	6,373
Customer relationships	21,300
Non-compete agreements	1,400
Intellectual property, trademarks & brands	16,200
Goodwill	6,146

Total assets	135,613
Current liabilities
Bank loans and overdrafts	20,255
Accounts payable and accrued liabilities	44,111
Income taxes payable	672
Long-term liabilities
Deferred tax liability	6,059

Total liabilities	71,097

Total net assets acquired	$64,516